Commitments - Schedule of Operating Expenditures Contracted but not Incurred (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	$ 67,361	$ 40,134	$ 24,777
Technology licenses, infrastructure and other
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	3,658
Technology licenses, infrastructure and other | Not Later Than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	1,388
Technology licenses, infrastructure and other | Later Than One Year and Not Later Than Two Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	1,195
Technology licenses, infrastructure and other | Later Than Two Years and Not Later Than Three Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	1,012
Technology licenses, infrastructure and other | Later Than Three Years and Not Later Than Four Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	53
Technology licenses, infrastructure and other | 2023
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating commitments	$ 10